SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 3,169,745	$ 9,568,194	$ 21,789,126
Liabilities	(3,846,001)	(3,945,405)	(2,182,230)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	1,758,587	1,951,654	2,287,252
Intangible assets	16,155,786	18,708,065	22,500,000
Liabilities	(149,306)	(180,897)	(44,683)
Owners Equity	(17,765,067)	(20,478,822)	(24,742,569)
Net loss	$ 3,830,962	$ 4,319,857	$ 1,212,417